UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       11/30

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.

February 28, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.2%	Rate (%)	Date	Amount ($)		Value ($)
Allendale Borough,
GO Notes (General Improvement
Bonds)	3.75	7/1/15	150,000		151,721
Barrington Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	2.00	7/15/15	170,000		171,010
Bergen County,
GO Notes (County College Bonds
and State Aid County College
Bonds)	2.00	6/15/15	100,000	a	100,494
Bergen County Improvement
Authority, County Guaranteed
Governmental Loan Revenue,
Refunding (Saddle Brook
Township Project)	2.00	9/1/15	225,000		226,805
Bergenfield Borough,
GO Notes, BAN	1.00	3/2/16	523,000		525,861
Berkeley Heights Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	3/1/15	155,000	a	155,007
Bound Brook Borough Board of
Education, GO Notes (School
Bonds)	3.00	1/15/16	560,000	a	572,478
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Terminal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.06	3/7/15	8,200,000 b,c,d		8,200,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.06	3/7/15	10,125,000 a,b,c,d		10,125,000
Brigantine,
GO Notes, BAN	1.00	12/9/15	3,466,000		3,478,288
Burlington County,
GO Notes (County College Bonds)	1.00	6/1/15	360,000	a	360,525
Burlington County,
GO Notes (County College Bonds)	2.50	6/1/15	175,000	a	175,968
Burlington County,
GO Notes (General Improvement
Bonds)	3.38	9/1/15	100,000		101,501
Burlington County Bridge

Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	2.00	8/15/15	295,000		297,304
Burlington County Bridge
Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	4.00	8/15/15	100,000		101,675
Burlington Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/15	130,000	a	131,256
Camden County Improvement
Authority, County Guaranteed
Lease Revenue, Refunding	4.50	9/1/15	100,000		102,069
Camden County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	3.00	1/15/16	390,000		398,667
Camden County Improvement
Authority, LR, Refunding	3.00	9/1/15	100,000		101,246
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.06	3/7/15	1,300,000	a,b	1,300,000
Cape May County,
GO Notes (General Improvement
Bonds)	4.00	9/1/15	100,000		101,835
Cape May County Municipal
Utilities Authority, Sewer
Revenue, Refunding	5.75	1/1/16	375,000		391,776
Cherry Hill Township,
GO Notes, Refunding (General
Improvement Bonds and Sewer
Utility Bonds)	3.00	8/15/15	100,000		101,232
Cumberland County,
GO Notes (General Improvement
Bonds)	5.00	11/1/15	635,000		654,582
Deutsche Bank Spears/Lifers Trust
(Series DBE-343) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	3/7/15	4,000,000 b,c,d		4,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.17	3/7/15	16,205,000 b,c,d		16,205,000
Edgewater Borough,
GO Notes, Refunding	3.00	6/1/15	205,000		206,281
Essex County,
GO Notes (County College
Bonds, County Vocational

School Bonds and General
Improvement Bonds)	5.00	8/1/15	225,000	a	229,368
Essex County,
GO Notes, Refunding (County
College Bonds and General
Improvement Bonds)	4.00	6/1/15	200,000	a	201,865
Essex County Improvement
Authority, Airport Revenue,
Refunding	2.00	10/1/15	245,000		247,103
Essex County Improvement
Authority, Guaranteed Lease
Revenue, Refunding (County
Correctional Facility Project)	4.00	10/1/15	100,000		102,050
Essex County Utilities Authority,
Solid Waste System Revenue,
Refunding	5.00	4/1/15	285,000		286,147
Florham Park Borough Board of
Education, GO Notes, Refunding
(School Bonds)	2.75	7/15/15	200,000	a	201,741
Franklin Borough,
GO Notes, BAN	1.00	8/21/15	2,572,085		2,577,656
Franklin Lakes Borough,
GO Notes (General Capital
Bonds)	1.00	9/1/15	230,000		230,807
Franklin Borough,
GO Notes, Refunding (Water
Bonds)	2.00	8/15/15	100,000		100,695
Franklin Lakes Borough Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/1/15	200,000	a	202,196
Garfield,
GO Notes, Refunding (General
Improvement Bonds and Water
Utility Bonds)	1.00	7/15/15	775,000		776,453
Hamilton Township,
GO Notes (General Improvement
Bonds)	3.00	7/15/15	100,000		100,933
Hanover Park Regional High School
District Board of Education,
GO Notes (School Bonds)	4.00	10/1/15	100,000	a	102,098
Harding Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	7/15/15	100,000	a	101,305
Hardyston Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	8/1/15	125,000	a	125,841
Hillsborough Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.38	10/1/15	100,000	a	102,847
Hopewell Township,
GO Notes (Affordable Housing
Bonds, General Improvement
Bonds and Open Space Bonds)	3.00	2/15/16	100,000		102,435
Jackson Township,
GO Notes	2.00	6/1/15	280,000		281,098
Jackson Township,
GO Notes, BAN	1.00	8/4/15	1,891,241		1,895,748
Jackson Township Board of

Education, GO Notes, Refunding
(School Bonds)	5.00	6/15/15	100,000	a	101,336
Kinnelon Borough,
GO Notes, Refunding	4.00	3/1/15	135,000		135,013
Lakewood Township,
GO Notes, Refunding (General
Improvement Bonds and Pension
Bonds)	4.00	1/15/16	200,000		206,127
Leonia Borough Board of Education,
GO Notes, Refunding (School
Bonds)	4.00	8/15/15	150,000	a	152,447
Linden,
GO Notes	3.00	5/1/15	100,000		100,411
Linwood,
GO Notes, Refunding	3.00	7/15/15	260,000		262,523
Linwood,
GO Notes, School BAN	1.00	4/7/15	3,502,000	a	3,503,267
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/16	4,000,000		4,014,749
Little Falls Township,
GO Notes, (BAN and Tax Appeal
Refunding BAN)	1.00	12/18/15	1,000,000		1,003,417
Little Ferry Borough,
GO Notes, Refunding (General
Improvement Bonds)	2.25	5/1/15	200,000		200,611
Livingston Township,
GO Notes (General Improvement
Bonds)	2.00	1/1/16	200,000		202,676
Livingston Township Board of
Education, GO Notes, GAN	1.00	9/24/15	4,000,000	a	4,012,635
Madison Borough Board of
Education, GO Notes (School
Bonds)	4.50	7/15/15	100,000	a	101,546
Mantua Township,
GO Notes	2.00	12/1/15	190,000		192,286
Margate City,
GO Notes (General Improvement
Bonds)	4.25	6/1/15	100,000		100,981
Merchantville Borough,
GO Notes	2.00	8/15/15	175,000		176,304
Middlesex County,
GO Notes	4.00	6/1/15	100,000		100,907
Middlesex County,
GO Notes, Refunding	1.00	6/15/15	250,000		250,507
Midland Park Borough Board of
Education, GO Notes (School
Bonds)	2.00	8/15/15	270,000	a	271,991
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/15	125,000		127,668
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/15	115,000		117,434
Monmouth County Improvement
Authority, Governmental Pooled
Loan Revenue, Refunding	5.00	12/1/15	100,000		103,458
Montclair Township,

GO Notes, Refunding (General
Improvement Bonds and Water
Utility Bonds)	3.00	2/1/16	125,000		127,967
Montville Township,
GO Notes (General Obligation
Bonds, Open Space Bonds and
Sewer Utility Bonds)	5.00	5/15/15	225,000		227,172
Morris Plains Borough,
GO Notes	1.00	11/1/15	405,000		406,899
Morristown,
GO Notes, Refunding	3.00	5/1/15	100,000		100,446
Mount Laurel Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/1/15	115,000	a	116,202
Mount Laurel Township
Commissioners of Fire District
Number 1, GO Notes	2.00	10/1/15	125,000		126,205
Mount Olive Township
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	10/15/15	515,000		520,453
New Brunswick,
GO Notes, Refunding (School
Bonds)	3.00	10/1/15	225,000	a	228,353
New Brunswick Parking Authority,
Parking Revenue, Refunding	4.00	1/1/16	320,000		329,351
New Jersey Economic Development
Authority, Dock Facility
Revenue, Refunding
(Bayonne/IMTT-Bayonne Project)
(LOC; Wells Fargo Bank)	0.01	3/2/15	2,900,000	b	2,900,000
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.64	3/7/15	85,000	b	85,000
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.04	3/1/15	395,000	b	395,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.11	3/7/15	3,695,000	b	3,695,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.04	3/7/15	22,695,000	a,b	22,695,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.13	3/7/15	1,195,000	b	1,195,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.13	3/7/15	940,000	b	940,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD
Bank)	0.11	3/7/15	685,000	b	685,000

New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.13	3/7/15	1,440,000	b	1,440,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project) (LOC;
TD Bank)	0.13	3/7/15	2,685,000	b	2,685,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project) (LOC;
TD Bank)	0.13	3/7/15	730,000	b	730,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.13	3/7/15	390,000	b	390,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.13	3/7/15	285,000	b	285,000
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.01	3/2/15	2,300,000	a,b	2,300,000
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.02	3/2/15	5,000,000	a,b	5,000,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.06	3/7/15	1,180,000	b	1,180,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.13	3/7/15	895,000	b	895,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC; TD
Bank)	0.10	3/7/15	600,000	b	600,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.11	3/7/15	1,705,000	b	1,705,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo
Bank)	0.11	3/7/15	1,300,000	b	1,300,000
New Jersey Economic Development
Authority, Revenue (ESARC,
Inc.) (Liquidity Facility; TD

Bank)	0.07	3/7/15	2,030,000	b	2,030,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.10	3/7/15	1,020,000	b	1,020,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.13	3/7/15	1,585,000	b	1,585,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.13	3/7/15	2,845,000	b	2,845,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.11	3/7/15	1,070,000	a,b	1,070,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.11	3/7/15	4,655,000	b	4,655,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD
Bank)	0.06	3/7/15	2,140,000	a,b	2,140,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	3/7/15	4,800,000	a,b	4,800,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	3/7/15	995,000	a,b	995,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	3/7/15	2,250,000	a,b	2,250,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.02	3/7/15	6,505,000	a,b	6,505,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.06	3/7/15	3,275,000	b	3,275,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.11	3/7/15	740,000	b	740,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding	5.00	3/1/16	100,000		104,530
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;

JPMorgan Chase Bank)	0.05	3/7/15	10,000,000	b	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.05	3/7/15	5,470,000	b	5,470,000
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	4.00	7/1/15	100,000	a	101,233
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Princeton University)	5.25	7/1/15	145,000	a	147,392
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	4.00	9/1/15	195,000		198,529
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	5.00	9/1/15	100,000		102,322
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue, Refunding	5.00	9/1/15	100,000		102,313
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.11	3/7/15	1,800,000	b	1,800,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.01	3/2/15	4,100,000	b	4,100,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	3.95	4/1/15	290,000		290,873
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.05	10/1/15	105,000		107,765
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Bank of
America)	0.02	3/7/15	1,800,000	b	1,800,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Barclays
Bank PLC)	0.03	3/7/15	6,100,000	b	6,100,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Royal
Bank of Canada)	0.03	3/7/15	16,000,000	b	16,000,000
Newton,
GO Notes, BAN	1.00	8/27/15	3,411,575		3,418,219
North Bergen Municipal Utilities
Authority, Sewer Revenue,
Refunding	2.00	12/15/15	135,000		136,705
North Wildwood,
GO Notes (General Improvement
Bonds)	3.00	11/1/15	100,000		101,688
Northfield Board of Education,

Temporary Notes	1.00	8/20/15	2,000,000	a	2,003,759
Ocean County,
GO Notes (General Improvement
Bonds)	4.13	8/1/15	100,000		101,605
Ocean City,
GO Notes (General Improvement
Bonds)	2.00	9/1/15	400,000		403,419
Ocean County,
GO Notes, Refunding (General
Improvement Bonds)	4.00	12/1/15	100,000		102,734
Ocean Township,
GO Notes	3.00	11/1/15	925,000		941,729
Ocean Township Board of Education,
GO Notes, Refunding (School
Bonds)	3.50	6/1/15	250,000	a	251,947
Old Bridge Municipal Utilities
Authority, Revenue, Refunding	3.00	11/1/15	250,000		254,369
Old Bridge Township,
GO Notes	4.00	7/1/15	100,000		101,200
Old Tappan Borough,
GO Notes, Refunding (General
Improvement Bonds and Sewer
Utility Assessment Bonds)	2.00	8/15/15	355,000		357,693
Palmyra Borough Board of
Education, GO Notes, Refunding	4.75	5/1/15	125,000	a	125,933
Parsippany-Troy Hills Township,
GO Notes, Refunding (General
Improvement Bonds, Sewer
Utility Bonds and Water
Utility Bonds)	3.00	10/1/15	175,000		177,555
Parsippany-Troy Hills Township
Board of Education, GO Notes
(School Bonds)	4.38	8/15/15	100,000	a	101,796
Passaic County,
GO Notes (County College Bonds)	2.00	6/15/15	230,000	a	230,939
Passaic County,
GO Notes, Refunding (County
College Bonds and General
Improvement Bonds)	5.00	9/1/15	100,000	a	102,362
Passaic County,
GO Notes, Refunding (County
College Bonds, General
Improvement Bonds and
Vocational School Bonds)	4.00	5/1/15	600,000	a	603,621
Pinelands Regional School District
Board of Education, GO Notes,
Refunding (School Bonds)	2.00	3/1/16	375,000	a	380,629
Piscataway Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/15/15	275,000	a	278,296
Pompton Lakes Borough,
GO Notes, BAN	1.00	7/10/15	2,377,000		2,381,752
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
Bank PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	3/7/15	1,660,000 b,c,d		1,660,000

Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series) (Citigroup ROCS,
Series RR II R-14086)
(Liquidity Facility; Citibank
NA)	0.07	3/7/15	2,050,000 b,c,d		2,050,000
Port Authority of New York and New
Jersey, Equipment Notes	0.07	3/7/15	5,800,000	b	5,800,000
Princeton,
GO Notes (General Improvement
Bonds)	2.00	9/15/15	500,000		504,591
Rahway,
GO Notes, BAN	1.25	9/29/15	1,203,000		1,208,911
Randolph Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	8/1/15	200,000	a	203,880
Randolph Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	2/1/16	100,000	a	102,294
Ridgefield Borough Board of
Education, GO Notes (School
Bonds)	2.00	2/15/16	100,000	a	101,531
River Dell Regional School
District Board of Education,
GO Notes, Refunding (School
District Bonds)	4.00	3/1/15	130,000	a	130,013
River Edge Borough Board of
Education, GO Notes (School
Bonds)	4.13	10/15/15	150,000	a	153,535
River Vale Township,
GO Notes (General Improvement
Bonds)	4.25	6/15/15	400,000		404,576
River Vale Township,
GO Notes (Golf Course Utility
Bonds)	2.00	10/1/15	255,000		257,534
Robbinsville Township,
GO Notes	3.00	12/1/15	100,000		101,984
Rutgers, The State University,
GO Notes (Liquidity Facility;
U. S. Bank NA)	0.01	3/2/15	4,495,000	a,b	4,495,000
Rutgers, The State University,
GO Notes, Refunding	3.00	5/1/15	100,000	a	100,453
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.02	3/2/15	14,430,000	a,b	14,430,000
Sayreville Borough,
GO Notes (General Improvement
Bonds)	3.25	9/15/15	100,000		101,516
Scotch Plains-Fanwood Board of
Education, GO Notes, Refunding
(School District Bonds)	3.00	7/15/15	100,000	a	100,984
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue
(Bridgewater Project)	2.25	9/1/15	100,000		100,980
South Brunswick Township,
GO Notes (General Improvement
Bonds, Open Space Bonds and

Water-Sewer Utility Bonds)	4.00	11/15/15	100,000		102,581
South Orange - Maplewood School
District Board of Education,
GO Notes, Refunding (School
Bonds)	4.00	11/1/15	100,000	a	102,406
South Plainfield Borough Board of
Education, GO Notes, Refunding
(School Bonds)	4.50	7/15/15	115,000	a	116,727
Stafford Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.25	9/1/15	150,000	a	152,916
Summit,
GO Notes, Refunding
(Assessment Bonds, General
Bonds and School Bonds)	4.00	5/1/15	220,000	a	221,354
Toms River Regional Schools Board
of Education, GO Notes (School
District Bonds)	4.00	7/15/15	100,000	a	101,348
Toms River Township,
GO Notes, Refunding	3.00	3/1/15	200,000		200,015
Trenton,
GO Notes, Refunding (School
Bonds)	3.00	7/15/15	2,075,000	a	2,095,168
Union County,
GO Notes (County College Bonds)	2.00	3/1/15	380,000	a	380,018
Union County,
GO Notes (County
Vocational-Technical School
Bonds)	2.00	3/1/15	105,000	a	105,005
Union County,
GO Notes, Refunding (General
Improvement Bonds)	4.00	3/1/15	100,000		100,010
Union Township Board of Education,
GO Notes, Refunding (School
Bonds)	2.00	1/1/16	110,000	a	111,381
Vineland,
GO Notes (Electric Utility
Bonds)	2.00	7/15/15	725,000		729,469
Waldwick Borough,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	11/1/15	240,000		242,653
Wanaque Borough,
GO Notes (Assessment Bonds,
General Bonds and Water Bonds)	2.25	2/1/16	250,000		254,252
Washington Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	2/1/16	240,000	a	245,563
West Deptford Township,
GO Notes, Refunding	1.00	9/1/15	2,020,000		2,027,103
West Windsor-Plainsboro Regional
School District, GO Notes,
Refunding (School Bonds)	5.00	9/15/15	540,000	a	553,717
Westfield Board of Education,
GO Notes (School Bonds)	1.50	8/1/15	250,000	a	251,210
Wood-Ridge Borough,
GO Notes, BAN	1.00	5/1/15	3,625,000		3,628,089
Wood-Ridge Borough,
GO Notes, BAN	1.00	2/11/16	956,000		961,154

Total Investments (cost $262,710,137)	100.2%	262,710,137
Liabilities, Less Cash and Receivables	(.2%)	(451,820)
Net Assets	100.0%	262,258,317

a At February 28, 2015, the fund had $99,013,171 or 37.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note - rate shown is the interest rate in effect at February 28, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities amounted to $42,240,000 or 16.1% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	262,710,137
Level 3 - Significant Unobservable Inputs	-
Total	262,710,137

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)